Loans (Loan Balances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	$ 175,707	$ 171,539
Commercial	33,089	30,618
Consumer	103	83
Total	208,899	202,240
Allowance for loan losses	(923)	(967)
Net deferred loan origination fees and costs	20	189
Loans receivable, net of allowance for loan losses of $833 and $749, respectively	207,996	201,462
One-to-four-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	90,177	96,449
Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	25,771	21,220
Non-residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	50,655	43,361
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	935	398
Home equity and second mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate:	$ 8,169	$ 10,111